Asset Retirement Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Liability, beginning of period	$ 7,539	$ 7,327	$ 5,088
Liabilities incurred	58	17	11
Liabilities acquired	0	0	1,786
Liabilities settled	(187)	(313)	(145)
Accretion expense	412	508	587
Liability, end of period	7,822	7,539	$ 7,327
Asset Retirement Obligation, Current	$ 200	$ 100